CONDENSED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (5,000)	$ (1,880,581)
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on marketable securities held in Trust Account		(16,975)
Unrealized gain on marketable securities held in Trust Account		0
Increase (Decrease) in Operating Capital [Abstract]
Due from Sponsor		(395,000)
Prepaid expenses		(774,350)
Accrued expenses		168,060
Change in fair value of warrants		1,407,156
Payment of formation costs through issuance of Class B ordinary shares	5,000
Net cash used in operating activities	0	(1,491,690)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment of cash in Trust Account		(253,000,000)
Net cash used in investing activities		(253,000,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid		248,077,320
Proceeds from sale of Private Placement Warrants		7,060,000
Advances from related party		0
Proceeds from promissory note - related party		70,000
Repayment of promissory note - related party		(75,000)
Net cash provided by financing activities		255,132,320
Net Change in Cash and cash equivalents	0	640,630
Cash and cash equivalents - Beginning		0
Cash and cash equivalents - Ending	0	640,630
Noncash Investing and Financing Items [Abstract]
Deferred underwriting fee	8,855,000	8,855,000
Offering costs included in accrued offering costs		$ 194,922
Noncash or Part Noncash Acquisition, Other Liabilities Assumed	140,778
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B ordinary shares	2,000
Deferred offering costs paid through promissory note - related party	$ 5,000